Employee Benefit Plan, Tax Status (Details)	12 Months Ended
Dec. 31, 2025
XCEL 401(k)
EBP, Tax Status [Line Items]
EBP, Tax Status
The IRS has determined and informed Xcel Energy by a letter dated March 24, 2017, that the Xcel Energy 401(k) Savings Plan meets the requirements of Section 401(a) of the Internal Revenue Code (IRC) of 1986, as amended. The Plan administrator believes that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC and that the plan continues to be tax-exempt. Therefore, no provision for income taxes has been included in the Plan's financial statements.